FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

4.    Fair Value of Assets and Liabilities

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition is as follows:

December 31, 2022	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	4,271,899	—	—	4,271,899
Restricted cash	88,796	—	—	88,796
Loans at fair value	—	—	54,049	54,049
Available-for-sale investments	48,910	888,828	35,000	972,738
Total Assets	4,409,605	888,828	89,049	5,387,482
Liabilities
Payable to investors at fair value (i)	—	—	4,603	4,603
Total Liabilities	—	—	4,603	4,603

December 31, 2023	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	5,791,333	—	—	5,791,333
Restricted cash	267,271	—	—	267,271
Trading securities	76,053	—	—	76,053
Loans at fair value	—	—	677,835	677,835
Available-for-sale investments	276,084	127,000	35,000	438,084
Total Assets	6,410,741	127,000	712,835	7,250,576
Liabilities
Payable to investors at fair value (i)	—	—	447,279	447,279
Total Liabilities	—	—	447,279	447,279

(i): Among the payable to investors at fair value, RMB4,603 and RMB1,517 are recorded as amount due to related parties as of December 31, 2022 and 2023, respectively.

As the Group’s loans and related payable to investors do not trade in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rates, net cumulative expected loss rates, and cumulative prepayment rates. Financial instruments are categorized as Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2022 and 2023.

4.    Fair Value of Assets and Liabilities — continued

Significant Unobservable Inputs

		December 31, 2022	December 31, 2023
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	14.0%-36.0%	14.0%-20.0%
	Net cumulative expected loss rates (i)	1.5%-12.1%	0.5%-8.3%
	Cumulative prepayment rates (ii)	10.4%-18.3%	7.5%-18.2%
Payable to investors at fair value	Discount rates	7.5%-8.6%	7.5%-8.3%
(i)	Expressed as a percentage of the loan volume.
(ii)	Expressed as a percentage of remaining principal of loans.

The above inputs can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments gain/(loss)” in the consolidated statements of operations. The additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2022 and 2023 is as follows:

Loans At Fair
Value
RMB
Balance as of December 31, 2021	73,734
Origination of loans	56,147
Collection of principals	(92,673)
Change in fair value	16,841

Balance as of December 31, 2022	54,049

Loans At Fair
Value
RMB
Balance as of December 31, 2022	54,049
Origination of loans	1,494,096
Collection of principals	(772,398)
Change in fair value	(97,912)

Balance as of December 31, 2023	677,835

4.    Fair Value of Assets and Liabilities — continued

Significant Unobservable Inputs — continued

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2021	50,686
Contribution from investors of the consolidated ABFE	—
Interest and penalties received	11,249
Deductible expenses associated with the consolidated ABFE operation	(5,216)
Principal and interest payments to investors of the consolidated ABFE	(92,480)
Changes in fair value	(2,059)
Amount due to related parties (i)	37,820

Balance as of December 31, 2022	—

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2022	—
Contribution from investors of the consolidated ABFE	450,000
Interest and penalties received	58,481
Deductible expenses associated with the consolidated ABFE operation	(5,815)
Principal and interest payments to investors of the consolidated ABFE	(7,770)
Changes in fair value	(52,220)
Amount due to related parties (i)	3,086

Balance as of December 31, 2023	445,762

(i): Among the investors of the ABFE, RMB4,603 and RMB1,517 are recorded as amount due to related parties as of December 31, 2022 and 2023, respectively.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including accounts receivable, other receivables, financing receivables, loans to third parties, prepaid expenses and other assets, held-to-maturity investments and amounts due from/to related parties, accounts payable, accrued expenses and other liabilities are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.